Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Inventories

as of December 31 (in millions)	2015	2014
Raw materials	$589	$524
Work in process	1,021	976
Finished goods	563	460

Total inventories	$2,173	$1,960

Property, Plant and Equipment, Net

as of December 31 (in millions)	2015	2014
Land	$105	$105
Buildings and leasehold improvements	1,433	1,260
Machinery and equipment	2,311	2,259
Construction in progress	2,718	2,109

Total property, plant and equipment, at cost	6,567	5,733
Accumulated depreciation	(1,533)	(1,541)

Property, plant and equipment (PP&E), net	$5,034	$4,192